Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash Flows from Operating Activities:
Net income (loss)	$ (3,757,315)	$ (15,259,838)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	4,611	8,328
Share-based compensation		15,776,500
Changes in operating assets and liabilities:
Accounts receivable		10,502,860
Prepayments, other receivables and other current assets	(2,983,013)	(2,907,404)
Right-of-use assets	(116,918)	50,464
Deferred tax assets	(695,628)	(1,060)
Accounts payable	(3)	209
Other payables and accrued liabilities	(36,933)	104,476
Tax payable	(1,185)	(2,508,590)
Right-of-use liabilities-current	116,786	(53,382)
Inventory	7,897,030	(10,480,692)
Amounts due to related parties	17,966
Deferred tax liability		(266)
Net Cash used in Operating Activities	445,398	(4,768,395)
Cash Flows from Financing Activities:
Proceeds from IPO		4,854,914
Receipt of share capital		1,438
Payments for deferred offering costs		(272,403)
Net Cash provided by Financing Activities		4,583,949
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(136,854)	(38,144)
Net Increase (Decrease) in Cash and Cash Equivalents	308,544	(222,590)
Cash, Cash Equivalents and Restricted Cash – Beginning of Period	185,240	443,322
Cash, Cash Equivalents and Restricted Cash – End of Period	$ 493,784	$ 220,732